UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  APRIL 30, 2014

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED APRIL 30, 2014


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA FIRST START GROWTH FUND
APRIL 30, 2014

                                                                      (Form N-Q)

48487-0614                                   (C)2014, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA FIRST START GROWTH FUND
April 30, 2014 (unaudited)

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES    SECURITY                                                       (000)
---------------------------------------------------------------------------------
             EQUITY SECURITIES (73.6%)

             COMMON STOCKS (51.0%)

             CONSUMER DISCRETIONARY (6.1%)
             -----------------------------
             APPAREL RETAIL (0.8%)
     2,000   Destination Maternity Corp.                                $      49
     9,300   Express, Inc.*                                                   136
     6,200   Foot Locker, Inc.                                                288
    13,400   Gap, Inc.                                                        527
    11,900   Ross Stores, Inc.                                                810
    12,700   TJX Companies, Inc.                                              739
                                                                        ---------
                                                                            2,549
                                                                        ---------
             APPAREL, ACCESSORIES & LUXURY GOODS (0.4%)
    11,300   Michael Kors Holdings Ltd.*                                    1,030
     1,600   VF Corp.                                                          98
                                                                        ---------
                                                                            1,128
                                                                        ---------
             AUTO PARTS & EQUIPMENT (0.4%)
     1,100   Drew Industries, Inc.                                             55
    18,900   Johnson Controls, Inc.                                           853
     4,800   Tenneco, Inc.*                                                   288
                                                                        ---------
                                                                            1,196
                                                                        ---------
             AUTOMOBILE MANUFACTURERS (0.1%)
     7,700   Thor Industries, Inc.                                            469
                                                                        ---------
             BROADCASTING (0.0%)
     5,000   Gray Television, Inc.*                                            56
                                                                        ---------
             CABLE & SATELLITE (0.7%)
    18,100   Comcast Corp. "A"                                                937
    14,900   DIRECTV*                                                       1,156
     4,700   Starz "A"*                                                       152
                                                                        ---------
                                                                            2,245
                                                                        ---------
             CATALOG RETAIL (0.0%)
     2,200   HSN, Inc.                                                        128
                                                                        ---------
             COMPUTER & ELECTRONICS RETAIL (0.2%)
    23,000   Best Buy Co., Inc.                                               596
                                                                        ---------
             CONSUMER ELECTRONICS (0.0%)
       600   Universal Electronics, Inc.*                                      22
                                                                        ---------
             DEPARTMENT STORES (0.5%)
     5,100   Dillard's, Inc. "A"                                              499
    18,500   Macy's, Inc.                                                   1,063
                                                                        ---------
                                                                            1,562
                                                                        ---------
             FOOTWEAR (0.1%)
    10,900   Steven Madden Ltd.*                                              388
                                                                        ---------

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1  | USAA First Start Growth Fund

================================================================================

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES    SECURITY                                                       (000)
---------------------------------------------------------------------------------
             GENERAL MERCHANDISE STORES (0.1%)
     5,000   Dollar General Corp.*                                      $     282
                                                                        ---------
             HOME IMPROVEMENT RETAIL (0.4%)
    13,900   Home Depot, Inc.                                               1,105
     1,400   Lowe's Companies, Inc.                                            65
                                                                        ---------
                                                                            1,170
                                                                        ---------
             HOMEFURNISHING RETAIL (0.2%)
     7,700   Aaron's, Inc.                                                    227
     7,700   Bed Bath & Beyond, Inc.*                                         478
                                                                        ---------
                                                                              705
                                                                        ---------
             HOTELS, RESORTS & CRUISE LINES (0.2%)
     5,400   Marriott Vacations Worldwide Corp.*                              294
     5,200   Wyndham Worldwide Corp.                                          371
                                                                        ---------
                                                                              665
                                                                        ---------
             HOUSEHOLD APPLIANCES (0.3%)
     6,400   Whirlpool Corp.                                                  982
                                                                        ---------
             HOUSEWARES & SPECIALTIES (0.0%)
     1,100   Libbey, Inc.*                                                     29
                                                                        ---------
             INTERNET RETAIL (0.2%)
       700   Amazon.com, Inc.*                                                213
     2,200   Expedia, Inc.                                                    156
     2,600   PetMed Express, Inc.                                              34
       160   Priceline Group, Inc.*                                           185
     2,000   TripAdvisor, Inc.*                                               162
                                                                        ---------
                                                                              750
                                                                        ---------
             MOVIES & ENTERTAINMENT (0.8%)
     7,500   Cinemark Holdings, Inc.                                          222
    19,100   Twenty-First Century Fox, Inc. "A"                               612
     1,100   Viacom, Inc. "B"                                                  93
    22,400   Walt Disney Co.                                                1,777
                                                                        ---------
                                                                            2,704
                                                                        ---------
             PUBLISHING (0.1%)
     3,800   Meredith Corp.                                                   168
     1,900   Morningstar, Inc.                                                139
                                                                        ---------
                                                                              307
                                                                        ---------
             RESTAURANTS (0.6%)
     6,100   Jack in the Box, Inc.*                                           327
    14,600   McDonald's Corp.                                               1,480
     3,900   Ruth's Hospitality Group, Inc.                                    49
     2,000   Yum! Brands, Inc.                                                154
                                                                        ---------
                                                                            2,010
                                                                        ---------
             Total Consumer Discretionary                                  19,943
                                                                        ---------

             CONSUMER STAPLES (3.8%)
             -----------------------
             AGRICULTURAL PRODUCTS (0.4%)
    20,100   Archer-Daniels-Midland Co.                                       879
     7,600   Bunge Ltd.                                                       605
                                                                        ---------
                                                                            1,484
                                                                        ---------
             DRUG RETAIL (0.3%)
    12,900   CVS Caremark Corp.                                               938
                                                                        ---------
             FOOD RETAIL (0.4%)
    25,700   Kroger Co.                                                     1,183
                                                                        ---------

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                                                   Portfolio of Investments |  2

================================================================================

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES    SECURITY                                                       (000)
---------------------------------------------------------------------------------
             HOUSEHOLD PRODUCTS (0.7%)
    11,100   Kimberly-Clark Corp.                                       $   1,246
    13,800   Procter & Gamble Co.                                           1,139
                                                                        ---------
                                                                            2,385
                                                                        ---------
             HYPERMARKETS & SUPER CENTERS (0.5%)
    21,000   Wal-Mart Stores, Inc.                                          1,674
                                                                        ---------
             PACKAGED FOODS & MEAT (0.5%)
     1,700   Cal-Maine Foods, Inc.                                            101
    19,800   ConAgra Foods, Inc.                                              604
       900   Hershey Co.                                                       87
    22,300   Tyson Foods, Inc. "A"                                            936
                                                                        ---------
                                                                            1,728
                                                                        ---------
             SOFT DRINKS (1.0%)
    12,800   Coca-Cola Co.                                                    522
     5,900   Coca-Cola Enterprises, Inc.                                      268
     6,000   Monster Beverage Corp.*                                          402
    23,200   PepsiCo, Inc.                                                  1,993
                                                                        ---------
                                                                            3,185
                                                                        ---------
             Total Consumer Staples                                        12,577
                                                                        ---------

             ENERGY (5.5%)
             -------------
             INTEGRATED OIL & GAS (1.9%)
    20,700   Chevron Corp.                                                  2,598
    32,900   Exxon Mobil Corp.                                              3,369
     1,200   Hess Corp.                                                       107
     3,800   Occidental Petroleum Corp.                                       364
                                                                        ---------
                                                                            6,438
                                                                        ---------
             OIL & GAS DRILLING (0.2%)
     9,200   Ensco plc "A"                                                    464
     2,000   Unit Corp.*                                                      132
                                                                        ---------
                                                                              596
                                                                        ---------
             OIL & GAS EQUIPMENT & SERVICES (0.7%)
     8,900   Baker Hughes, Inc.                                               622
    14,900   Helix Energy Solutions Group, Inc.*                              358
       900   Matrix Service Co.*                                               28
     2,700   National-Oilwell Varco, Inc.                                     212
    11,300   Schlumberger Ltd.                                              1,148
                                                                        ---------
                                                                            2,368
                                                                        ---------
             OIL & GAS EXPLORATION & PRODUCTION (1.6%)
     2,700   Anadarko Petroleum Corp.                                         267
    10,300   Apache Corp.                                                     894
     9,600   Chesapeake Energy Corp.                                          276
    18,700   ConocoPhillips                                                 1,390
    11,500   EOG Resources, Inc.                                            1,127
     4,500   EQT Corp.                                                        491
    19,700   Marathon Oil Corp.                                               712
                                                                        ---------
                                                                            5,157
                                                                        ---------
             OIL & GAS REFINING & MARKETING (0.9%)
     7,800   Marathon Petroleum Corp.                                         725
    14,750   Phillips 66                                                    1,227
    17,400   Valero Energy Corp.                                              995
                                                                        ---------
                                                                            2,947
                                                                        ---------
             OIL & GAS STORAGE & TRANSPORTATION (0.2%)
    18,900   Kinder Morgan, Inc.                                              617
                                                                        ---------
             Total Energy                                                  18,123
                                                                        ---------

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3  | USAA First Start Growth Fund

================================================================================

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES    SECURITY                                                       (000)
---------------------------------------------------------------------------------
             FINANCIALS (8.3%)
             -----------------
             ASSET MANAGEMENT & CUSTODY BANKS (0.8%)
     3,700   BlackRock, Inc.                                            $   1,114
    17,600   Franklin Resources, Inc.                                         921
     1,900   SEI Investments Co.                                               61
     2,700   State Street Corp.                                               174
     3,700   Waddell & Reed Financial, Inc. "A"                               250
                                                                        ---------
                                                                            2,520
                                                                        ---------
             CONSUMER FINANCE (0.4%)
     5,900   Capital One Financial Corp.                                      436
    15,300   Discover Financial Services                                      855
                                                                        ---------
                                                                            1,291
                                                                        ---------
             DIVERSIFIED BANKS (2.3%)
    55,500   Bank of America Corp.                                            840
    44,100   Citigroup, Inc.                                                2,113
    36,400   JPMorgan Chase & Co.                                           2,038
    52,600   Wells Fargo & Co.                                              2,611
                                                                        ---------
                                                                            7,602
                                                                        ---------
             INSURANCE BROKERS (0.0%)
      500    Marsh & McLennan Companies, Inc.                                  25
                                                                        ---------
             INVESTMENT BANKING & BROKERAGE (0.7%)
     9,200   Goldman Sachs Group, Inc.                                      1,470
    16,700   Morgan Stanley                                                   517
     7,800   Raymond James Financial, Inc.                                    388
                                                                        ---------
                                                                            2,375
                                                                        ---------
             LIFE & HEALTH INSURANCE (0.3%)
    17,600   AFLAC, Inc.                                                    1,104
                                                                        ---------
             MULTI-LINE INSURANCE (0.2%)
    10,400   American Financial Group, Inc.                                   608
     1,600   Kemper Corp.                                                      63
                                                                        ---------
                                                                              671
                                                                        ---------
             MULTI-SECTOR HOLDINGS (0.3%)
     6,500   Berkshire Hathaway, Inc. "B"*                                    837
                                                                        ---------
             PROPERTY & CASUALTY INSURANCE (0.4%)
     4,600   AXIS Capital Holdings Ltd.                                       210
       900   CNA Financial Corp.                                               37
     1,500   Navigators Group, Inc.*                                           86
    12,800   Travelers Companies, Inc.                                      1,159
                                                                        ---------
                                                                            1,492
                                                                        ---------
             REAL ESTATE SERVICES (0.3%)
     1,000   CBRE Group, Inc. "A"*                                             27
     7,400   Jones Lang LaSalle, Inc.                                         857
                                                                        ---------
                                                                              884
                                                                        ---------
             REGIONAL BANKS (0.5%)
     1,600   Customers Bancorp, Inc.*                                          35
     3,500   First Interstate BancSystem, Inc.                                 87
     1,700   First NBC Bank Holding Co.*                                       53
    31,400   First Niagara Financial Group, Inc.                              280
    49,000   KeyCorp                                                          669
     4,000   PNC Financial Services Group, Inc.                               336
    26,800   Regions Financial Corp.                                          272
                                                                        ---------
                                                                            1,732
                                                                        ---------
             REINSURANCE (0.3%)
      800    Everest Re Group Ltd.                                            126

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                                                   Portfolio of Investments |  4

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
                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES    SECURITY                                                       (000)
---------------------------------------------------------------------------------
     7,700   PartnerRe Ltd.                                             $     812
                                                                        ---------
                                                                              938
                                                                        ---------
             REITs - DIVERSIFIED (0.1%)
     4,000   American Assets Trust, Inc.                                      136
    18,200   Chambers Street Properties                                       142
                                                                        ---------
                                                                              278
                                                                        ---------
             REITs - HOTEL & RESORT (0.2%)
    17,800   Hospitality Properties Trust                                     535
     9,500   RLJ Lodging Trust                                                253
    10,300   Strategic Hotels & Resorts, Inc.*                                111
     4,000   Summit Hotel Properties, Inc.                                     36
                                                                        ---------
                                                                              935
                                                                        ---------
             REITs - INDUSTRIAL (0.3%)
    24,700   ProLogis, Inc.                                                 1,004
                                                                        ---------
             REITs - MORTGAGE (0.6%)
    17,800   American Capital Agency Corp.                                    404
    15,600   American Capital Mortgage Investment Corp.                       309
    81,000   Annaly Capital Management, Inc.                                  935
     2,700   Apollo Residential Mortgage                                       44
     4,600   Invesco Mortgage Capital                                          77
    22,300   Resource Capital Corp.                                           123
                                                                        ---------
                                                                            1,892
                                                                        ---------
             REITs - OFFICE (0.1%)
    14,000   Franklin Street Properties Corp.                                 170
                                                                        ---------
             REITs - RETAIL (0.2%)
     1,000   Agree Realty Corp.                                                30
    18,600   General Growth Properties                                        427
     1,100   Simon Property Group, Inc.                                       191
                                                                        ---------
                                                                              648
                                                                        ---------
             SPECIALIZED FINANCE (0.3%)
     5,400   McGraw Hill Financial, Inc.                                      399
    13,300   NASDAQ OMX Group, Inc.                                           491
                                                                        ---------
                                                                              890
                                                                        ---------
             THRIFTS & MORTGAGE FINANCE (0.0%)
     3,500   Washington Federal, Inc.                                          75
                                                                        ---------
             Total Financials                                              27,363
                                                                        ---------

             HEALTH CARE (7.0%)
             ------------------
             BIOTECHNOLOGY (1.6%)
     5,600   Alexion Pharmaceuticals, Inc.*                                   886
     6,800   Amgen, Inc.                                                      760
     5,500   Biogen Idec, Inc.*                                             1,579
     8,200   Celgene Corp.*                                                 1,206
     9,800   Gilead Sciences, Inc.*                                           769
                                                                        ---------
                                                                            5,200
                                                                        ---------
             HEALTH CARE EQUIPMENT (1.3%)
    34,100   Abbott Laboratories                                            1,321
     4,300   Becton, Dickinson & Co.                                          486
    35,500   Boston Scientific Corp.*                                         448
     2,000   C.R. Bard, Inc.                                                  275
     4,500   CareFusion Corp.*                                                176
     4,400   Covidien plc                                                     313
     4,700   Hill-Rom Holdings, Inc.                                          175

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5  | USAA First Start Growth Fund

================================================================================

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES    SECURITY                                                       (000)
---------------------------------------------------------------------------------
     9,400   Medtronic, Inc.                                            $     553
     7,700   St. Jude Medical, Inc.                                           489
     1,600   Stryker Corp.                                                    124
                                                                        ---------
                                                                            4,360
                                                                        ---------
             HEALTH CARE SERVICES (0.3%)
    16,000   Express Scripts Holdings Co.*                                  1,066
                                                                        ---------
             HEALTH CARE TECHNOLOGY (0.2%)
    13,800   Cerner Corp.*                                                    708
                                                                        ---------
             LIFE SCIENCES TOOLS & SERVICES (0.2%)
       200   Mettler Toledo International, Inc.*                               47
     5,900   Thermo Fisher Scientific, Inc.                                   672
                                                                        ---------
                                                                              719
                                                                        ---------
             MANAGED HEALTH CARE (0.7%)
    10,700   Aetna, Inc.                                                      765
    11,300   Cigna Corp.                                                      904
     5,800   WellPoint, Inc.                                                  584
                                                                        ---------
                                                                            2,253
                                                                        ---------
             PHARMACEUTICALS (2.7%)
     1,800   AbbVie, Inc.                                                      94
     9,500   Allergan, Inc.                                                 1,576
     2,400   Bristol-Myers Squibb Co.                                         120
     6,800   DepoMed, Inc.*                                                    95
    12,400   Eli Lilly and Co.                                                733
     6,100   Jazz Pharmaceuticals plc*                                        823
    20,500   Johnson & Johnson                                              2,076
     4,200   Lannett Co., Inc.*                                               145
    14,000   Merck & Co., Inc.                                                820
    67,300   Pfizer, Inc.                                                   2,105
       400   Salix Pharmaceuticals Ltd.*                                       44
     1,000   Zoetis, Inc.                                                      30
                                                                        ---------
                                                                            8,661
                                                                        ---------
             Total Health Care                                             22,967
                                                                        ---------

             INDUSTRIALS (6.3%)
             ------------------
             AEROSPACE & DEFENSE (1.1%)
    11,700   Hexcel Corp.*                                                    488
       300   Honeywell International, Inc.                                     28
     2,500   Huntington Ingalls Industries, Inc.                              257
     1,600   Lockheed Martin Corp.                                            263
    10,900   Northrop Grumman Corp.                                         1,324
     7,700   Raytheon Co.                                                     735
       600   Teledyne Technologies, Inc.*                                      56
     4,400   United Technologies Corp.                                        521
                                                                        ---------
                                                                            3,672
                                                                        ---------
             AGRICULTURAL & FARM MACHINERY (0.0%)
     1,900   Toro Co.                                                         121
                                                                        ---------
             AIR FREIGHT & LOGISTICS (0.4%)
    12,700   United Parcel Service, Inc. "B"                                1,251
                                                                        ---------
             AIRLINES (0.3%)
     6,700   Alaska Air Group, Inc.                                           631
       800   Copa Holdings S.A. "A"                                           108
    15,900   Southwest Airlines Co.                                           384
                                                                        ---------
                                                                            1,123
                                                                        ---------
             BUILDING PRODUCTS (0.3%)
    11,800   A.O. Smith Corp.                                                 552
    16,100   Masco Corp.                                                      324

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                                                   Portfolio of Investments |  6

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
                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES    SECURITY                                                       (000)
---------------------------------------------------------------------------------
       800   Universal Forest Products, Inc.                            $      40
                                                                        ---------
                                                                              916
                                                                        ---------
             COMMERCIAL PRINTING (0.0%)
       700   Brady Corp. "A"                                                   18
     1,700   Deluxe Corp.                                                      93
                                                                        ---------
                                                                              111
                                                                        ---------
             CONSTRUCTION & ENGINEERING (0.1%)
    11,100   AECOM Technology Corp.*                                          360
       800   Argan, Inc.                                                       21
                                                                        ---------
                                                                              381
                                                                        ---------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.4%)
    17,800   Oshkosh Corp.                                                    988
     1,800   Trinity Industries, Inc.                                         135
                                                                        ---------
                                                                            1,123
                                                                        ---------
             DIVERSIFIED SUPPORT SERVICES (0.1%)
     4,200   Performant Financial Corp.*                                       37
     1,400   UniFirst Corp.                                                   135
     2,400   Viad Corp.                                                        55
                                                                        ---------
                                                                              227
                                                                        ---------
             ELECTRICAL COMPONENTS & EQUIPMENT (0.7%)
     8,000   AMETEK, Inc.                                                     422
    18,500   Emerson Electric Co.                                           1,261
     5,800   EnerSys                                                          392
     2,900   Rockwell Automation, Inc.                                        346
                                                                        ---------
                                                                            2,421
                                                                        ---------
             HUMAN RESOURCE & EMPLOYMENT SERVICES (0.1%)
     4,400   Manpowergroup, Inc.                                              358
                                                                        ---------
             INDUSTRIAL CONGLOMERATES (0.8%)
     3,200   3M Co.                                                           445
    78,500   General Electric Co.                                           2,111
                                                                        ---------
                                                                            2,556
                                                                        ---------
             INDUSTRIAL MACHINERY (0.8%)
     1,700   Blount International, Inc.*                                       19
       900   Global Brass & Copper Holdings, Inc.                              14
       500   Graco, Inc.                                                       36
     7,700   Harsco Corp.                                                     184
     1,200   Hyster-Yale Materials Handling, Inc.                             116
     2,800   IDEX Corp.                                                       209
    10,000   Illinois Tool Works, Inc.                                        852
     5,700   Lincoln Electric Holdings, Inc.                                  381
     1,800   Mueller Industries, Inc.                                          52
     3,600   Parker-Hannifin Corp.                                            457
     2,900   SPX Corp.                                                        295
     1,000   Standex International Corp.                                       60
                                                                        ---------
                                                                            2,675
                                                                        ---------
             RAILROADS (0.9%)
    27,200   CSX Corp.                                                        768
     7,400   Norfolk Southern Corp.                                           699
     7,200   Union Pacific Corp.                                            1,371
                                                                        ---------
                                                                            2,838
                                                                        ---------
             TRADING COMPANIES & DISTRIBUTORS (0.2%)
    12,200   MRC Global, Inc.*                                                356
     2,200   United Rentals, Inc.*                                            206
                                                                        ---------
                                                                              562
                                                                        ---------

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7  | USAA First Start Growth Fund

================================================================================

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES    SECURITY                                                       (000)
---------------------------------------------------------------------------------
             TRUCKING (0.1%)
       700   AMERCO                                                     $     175
                                                                        ---------
             Total Industrials                                             20,510
                                                                        ---------

             INFORMATION TECHNOLOGY (9.8%)
             -----------------------------
             APPLICATION SOFTWARE (0.4%)
     2,500   ANSYS, Inc.*                                                     191
       500   Informatica Corp.*                                                18
     3,800   Intuit, Inc.                                                     288
     5,600   Manhattan Associates, Inc.*                                      177
     3,400   Pegasystems, Inc.                                                 56
     1,800   Solera Holdings, Inc.                                            117
     3,500   SS&C Technologies Holdings, Inc.*                                136
     4,100   Synopsys, Inc.*                                                  154
     4,300   TIBCO Software, Inc.*                                             84
                                                                        ---------
                                                                            1,221
                                                                        ---------
             COMMUNICATIONS EQUIPMENT (1.2%)
    68,200   Cisco Systems, Inc.                                            1,576
     3,100   Harris Corp.                                                     228
    26,100   QUALCOMM, Inc.                                                 2,054
                                                                        ---------
                                                                            3,858
                                                                        ---------
             DATA PROCESSING & OUTSOURCED SERVICES (0.8%)
     2,500   Automatic Data Processing, Inc.                                  195
    10,000   Broadridge Financial Solutions, Inc.                             383
     8,600   DST Systems, Inc.                                                793
     8,900   Fiserv, Inc.*                                                    541
     4,900   Global Cash Access Holdings, Inc.*                                32
     4,100   MasterCard, Inc. "A"                                             302
     1,400   Sykes Enterprises, Inc.*                                          28
     3,400   Syntel, Inc.*                                                    273
       300   Visa, Inc. "A"                                                    61
                                                                        ---------
                                                                            2,608
                                                                        ---------
             INTERNET SOFTWARE & SERVICES (1.3%)
    28,600   Facebook, Inc. "A"*                                            1,710
     2,390   Google, Inc. "A"*                                              1,278
     2,390   Google, Inc. "C"*                                              1,259
       600   LogMeIn, Inc.*                                                    27
     3,300   Perficient, Inc.*                                                 60
     3,100   United Online, Inc.                                               37
                                                                        ---------
                                                                            4,371
                                                                        ---------
             IT CONSULTING & OTHER SERVICES (0.6%)
     6,400   Accenture plc "A"                                                513
     4,800   Booz Allen Hamilton Holdings                                     112
     3,600   Cognizant Technology Solutions Corp. "A"*                        173
     9,600   iGATE Corp.*                                                     351
     4,300   International Business Machines Corp.                            845
                                                                        ---------
                                                                            1,994
                                                                        ---------
             SEMICONDUCTOR EQUIPMENT (0.0%)
     3,300   MKS Instruments, Inc.                                             93
     4,600   Ultra Clean Holdings, Inc.*                                       39
                                                                        ---------
                                                                              132
                                                                        ---------
             SEMICONDUCTORS (0.9%)
     3,100   Analog Devices, Inc.                                             159
     1,600   Inphi Corp.*                                                      24
    18,700   Integrated Device Technology, Inc.*                              218
    67,900   Intel Corp.                                                    1,812
     4,200   Intersil Corp. "A"                                                52
     3,000   Lattice Semiconductor Corp.*                                      25

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES    SECURITY                                                       (000)
---------------------------------------------------------------------------------
     3,600   Silicon Image, Inc.*                                       $      20
    17,400   Skyworks Solutions, Inc.*                                        715
                                                                        ---------
                                                                            3,025
                                                                        ---------
             SYSTEMS SOFTWARE (1.9%)
    17,900   CA, Inc.                                                         539
    79,900   Microsoft Corp.                                                3,228
    47,900   Oracle Corp.                                                   1,958
    23,500   Symantec Corp.                                                   477
                                                                        ---------
                                                                            6,202
                                                                        ---------
             TECHNOLOGY DISTRIBUTORS (0.5%)
     4,800   Arrow Electronics, Inc.*                                         272
     8,800   Avnet, Inc.                                                      380
    22,600   Ingram Micro, Inc. "A"*                                          609
     3,700   ScanSource, Inc.*                                                142
     1,600   SYNNEX Corp.*                                                    108
                                                                        ---------
                                                                            1,511
                                                                        ---------
             TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (2.2%)
     8,180   Apple, Inc.                                                    4,827
    53,200   Hewlett-Packard Co.                                            1,759
     7,100   Western Digital Corp.                                            625
                                                                        ---------
                                                                            7,211
                                                                        ---------
             Total Information Technology                                  32,133
                                                                        ---------

             MATERIALS (1.7%)
             ----------------
             ALUMINUM (0.0%)
    10,500   Alcoa, Inc.                                                      141
     1,300   Noranda Aluminum Holding Corp.                                     5
                                                                        ---------
                                                                              146
                                                                        ---------
             COMMODITY CHEMICALS (0.7%)
     1,600   Koppers Holdings, Inc.                                            68
    13,000   LyondellBasell Industries N.V. "A"                             1,203
    12,000   Westlake Chemical Corp.                                          854
                                                                        ---------
                                                                            2,125
                                                                        ---------
             DIVERSIFIED CHEMICALS (0.2%)
    11,500   Dow Chemical Co.                                                 574
                                                                        ---------
             DIVERSIFIED METALS & MINING (0.5%)
     1,000   Compass Minerals International, Inc.                              92
    17,000   Freeport-McMoRan Copper & Gold, Inc.                             584
    10,700   Globe Specialty Metals, Inc.                                     207
    28,600   Southern Copper Corp.                                            862
                                                                        ---------
                                                                            1,745
                                                                        ---------
             SPECIALTY CHEMICALS (0.2%)
     1,200   A. Schulman, Inc.                                                 43
       400   International Flavors & Fragrances, Inc.                          40
     2,500   PPG Industries, Inc.                                             484
                                                                        ---------
                                                                              567
                                                                        ---------
             STEEL (0.1%)
     1,300   Reliance Steel & Aluminum Co.                                     92
     7,500   Worthington Industries, Inc.                                     276
                                                                        ---------
                                                                              368
                                                                        ---------
             Total Materials                                                5,525
                                                                        ---------

             TELECOMMUNICATION SERVICES (1.1%)
             ---------------------------------
             ALTERNATIVE CARRIERS (0.1%)
     2,900   Inteliquent, Inc.                                                 39
     5,100   Intelsat SA*                                                      93

================================================================================

9  | USAA First Start Growth Fund

================================================================================

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES    SECURITY                                                       (000)
---------------------------------------------------------------------------------
       600   Level 3 Communications, Inc.*                              $      26
     3,400   Premiere Global Services, Inc.*                                   43
                                                                        ---------
                                                                              201
                                                                        ---------
             INTEGRATED TELECOMMUNICATION SERVICES (1.0%)
    52,900   AT&T, Inc.                                                     1,889
    31,700   Verizon Communications, Inc.                                   1,481
                                                                        ---------
                                                                            3,370
                                                                        ---------
             WIRELESS TELECOMMUNICATION SERVICES (0.0%)
     1,100   USA Mobility, Inc.                                                19
                                                                        ---------
             Total Telecommunication Services                               3,590
                                                                        ---------

             UTILITIES (1.4%)
             ----------------
             ELECTRIC UTILITIES (0.7%)
     9,800   Duke Energy Corp.                                                730
       700   Edison International                                              40
     9,000   Entergy Corp.                                                    652
     1,500   Exelon Corp.                                                      53
    28,800   PPL Corp.                                                        960
                                                                        ---------
                                                                            2,435
                                                                        ---------
             GAS UTILITIES (0.3%)
    12,700   AGL Resources, Inc.                                              686
     2,400   New Jersey Resources Corp.                                       119
     3,300   UGI Corp.                                                        154
                                                                        ---------
                                                                              959
                                                                        ---------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.2%)
    35,300   AES Corp.                                                        510
                                                                        ---------
             MULTI-UTILITIES (0.2%)
     1,500   Consolidated Edison, Inc.                                         87
     4,300   MDU Resources Group, Inc.                                        152
    10,000   Public Service Enterprise Group, Inc.                            410
     1,300   Vectren Corp.                                                     53
                                                                        ---------
                                                                              702
                                                                        ---------
             Total Utilities                                                4,606
                                                                        ---------
             Total Common Stocks (cost: $135,193)                         167,337
                                                                        ---------
             PREFERRED STOCKS (1.2%)

             CONSUMER STAPLES (0.7%)
             -----------------------
             AGRICULTURAL PRODUCTS (0.7%)
    40,000   CHS, Inc., Series B, 7.88%, cumulative
               redeemable, perpetual                                        1,180
    10,000   Dairy Farmers of America, Inc., 7.88%, cumulative
               redeemable, perpetual(a)                                     1,083
                                                                        ---------
                                                                            2,263
                                                                        ---------
             Total Consumer Staples                                         2,263
                                                                        ---------
             FINANCIALS (0.5%)
             -----------------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.2%)
        10   International Lease Finance Corp., 0.25%, perpetual(b)           640
                                                                        ---------
             REGIONAL BANKS (0.2%)
       500   M&T Bank Corp., 6.38%, cumulative redeemable, perpetual          514
                                                                        ---------

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

                                                                                                        MARKET
NUMBER                                                                                                   VALUE
OF SHARES    SECURITY                                                                                    (000)
--------------------------------------------------------------------------------------------------------------
             REINSURANCE (0.0%)
       500   American Overseas Group Ltd., 7.50%, non-cumulative, perpetual, acquired 3/09/2007;
             cost $526*(b),(c)                                                                       $     125
                                                                                                     ---------
             REITs - OFFICE (0.1%)
    20,000   CommonWealth REIT, Series E, 7.25%, cumulative redeemable, perpetual                          514
                                                                                                     ---------
             Total Financials                                                                            1,793
                                                                                                     ---------
             Total Preferred Stocks (cost: $4,182)                                                       4,056
                                                                                                     ---------

             EXCHANGE-TRADED FUNDS (21.4%)

             DOMESTIC EXCHANGE-TRADED FUNDS (0.3%)
    10,300   iShares Russell 1000 ETF                                                                    1,084
                                                                                                     ---------
             Total Domestic Exchange-Traded Funds                                                        1,084
                                                                                                     ---------

             FOREIGN EXCHANGE-TRADED FUNDS (21.1%)
    29,398   EGShares Emerging Markets Consumer ETF                                                        777
   166,330   iShares Core MSCI EAFE ETF                                                                 10,279
   180,854   iShares Core MSCI Emerging Markets ETF                                                      8,963
   366,771   iShares MSCI EAFE ETF                                                                      25,058
   520,976   iShares MSCI Germany ETF                                                                   16,505
    48,357   iShares MSCI Malaysia ETF                                                                     769
    18,000   iShares MSCI Philippines ETF                                                                  647
    28,032   iShares MSCI South Korea Capped ETF                                                         1,753
    17,870   iShares MSCI Turkey ETF                                                                       951
    12,254   SPDR S&P Emerging Markets SmallCap ETF                                                        578
    19,024   WisdomTree Emerging Markets Equity Income Fund                                                942
    20,334   WisdomTree Emerging Markets SmallCap Dividend Fund                                            957
    48,857   WisdomTree India Earnings Fund                                                                933
                                                                                                     ---------
             Total Foreign Exchange-Traded Funds                                                        69,112
                                                                                                     ---------
             Total Exchange-Traded Funds (cost: $61,767)                                                70,196
                                                                                                     ---------
             Total Equity Securities (cost: $201,142)                                                  241,589
                                                                                                     ---------

PRINCIPAL
AMOUNT                                                                 COUPON
(000)                                                                    RATE         MATURITY
--------------------------------------------------------------------------------------------------------------
             BONDS (23.7%)

             CORPORATE OBLIGATIONS (10.3%)

             ENERGY (1.3%)
             -------------
             OIL & GAS STORAGE & TRANSPORTATION (1.3%)
$      800   DCP Midstream, LLC (a)                                     5.85%        5/21/2043             760
     1,000   Enbridge Energy Partners, LP                               8.05        10/01/2037           1,134
     1,000   Energy Transfer Partners, LP                               3.24 (d)    11/01/2066             930
     1,000   Enterprise Products Operating, LLC                         7.00         6/01/2067           1,061
       500   TEPPCO Partners, LP                                        7.00         6/01/2067             513
                                                                                                     ---------
                                                                                                         4,398
                                                                                                     ---------
             Total Energy                                                                                4,398
                                                                                                     ---------

================================================================================

11  | USAA First Start Growth Fund

================================================================================

PRINCIPAL                                                                                               MARKET
AMOUNT                                                                 COUPON                            VALUE
(000)        SECURITY                                                    RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------------
             FINANCIALS (7.1%)
             -----------------
             ASSET MANAGEMENT & CUSTODY BANKS (0.7%)
$      900   Prospect Capital Corp.                                     5.00%        7/15/2019       $     919
     1,575   State Street Capital Trust IV                              1.23 (d)     6/15/2037           1,319
                                                                                                     ---------
                                                                                                         2,238
                                                                                                     ---------
             CONSUMER FINANCE (0.2%)
       500   American Express Co.                                       6.80         9/01/2066             554
                                                                                                     ---------
             LIFE & HEALTH INSURANCE (1.1%)
        28   Delphi Financial Group, Inc.                               7.38         5/15/2037             690
       800   Lincoln National Corp.                                     7.00         5/17/2066             834
       200   Lincoln National Corp.                                     6.05         4/20/2067             202
     1,000   Prudential Financial, Inc.                                 5.63         6/15/2043           1,038
     1,000   StanCorp Financial Group, Inc.                             6.90         6/01/2067           1,030
                                                                                                     ---------
                                                                                                         3,794
                                                                                                     ---------
             MULTI-LINE INSURANCE (0.9%)
     1,000   Genworth Holdings, Inc.                                    6.15        11/15/2066             939
     1,000   Glen Meadow Pass-Through Trust (a)                         6.51         2/12/2067           1,000
     1,000   Nationwide Mutual Insurance Co. (a)                        5.81        12/15/2024           1,012
                                                                                                     ---------
                                                                                                         2,951
                                                                                                     ---------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.3%)
     1,000   JPMorgan Chase Capital XIII                                1.18 (d)     9/30/2034             860
                                                                                                     ---------
             PROPERTY & CASUALTY INSURANCE (2.0%)
     1,000   Allstate Corp.                                             5.75         8/15/2053           1,072
     1,000   AmTrust Financial Services, Inc. (a)                       6.13         8/15/2023           1,001
     1,000   HSB Group, Inc. (b)                                        1.14 (d)     7/15/2027             795
       750   Ironshore Holdings, Inc. (a)                               8.50         5/15/2020             878
     1,300   Oil Insurance Ltd. (a)                                     3.22 (d)             -(e)        1,236
       500   Progressive Corp.                                          6.70         6/15/2037             557
     1,000   Travelers Companies, Inc.                                  6.25         3/15/2037           1,075
                                                                                                     ---------
                                                                                                         6,614
                                                                                                     ---------
             REGIONAL BANKS (1.4%)
        30   Citizens Funding Trust I                                   7.50         9/15/2066             764
     1,000   Fulton Capital Trust I                                     6.29         2/01/2036             945
     1,000   KeyCorp Capital I                                          0.97 (d)     7/01/2028             855
       150   M&T Capital Trust I                                        8.23         2/01/2027             153
     1,000   Manufacturers & Traders Trust Co.                          5.63        12/01/2021           1,046
     1,000   Suntrust Capital I                                         0.91 (d)     5/15/2027             850
                                                                                                     ---------
                                                                                                         4,613
                                                                                                     ---------
             REINSURANCE (0.3%)
       500   Alterra USA Holdings Ltd. (a)                              7.20         4/14/2017             561
       500   Platinum Underwriters Finance, Inc.                        7.50         6/01/2017             562
                                                                                                     ---------
                                                                                                         1,123
                                                                                                     ---------
             REITs - RETAIL (0.2%)
       577   Brixmor LLC                                                7.68        11/02/2026             578
                                                                                                     ---------
             Total Financials                                                                           23,325
                                                                                                     ---------

             INDUSTRIALS (0.3%)
             ------------------
             AEROSPACE & DEFENSE (0.3%)
     1,000   Textron Financial Corp. (a)                                6.00         2/15/2067             893
                                                                                                     ---------

             UTILITIES (1.6%)
             ----------------
             ELECTRIC UTILITIES (0.5%)
       983   NextEra Energy Capital Holdings, Inc.                      6.65         6/15/2067             990

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

PRINCIPAL                                                                                               MARKET
AMOUNT                                                                 COUPON                            VALUE
(000)        SECURITY                                                    RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------------
$      500   PPL Capital Funding, Inc.                                  6.70%        3/30/2067       $     505
                                                                                                     ---------
                                                                                                         1,495
                                                                                                     ---------
             MULTI-UTILITIES (1.1%)
     1,000   Dominion Resources, Inc.                                   7.50         6/30/2066           1,088
       770   Integrys Energy Group, Inc.                                6.11        12/01/2066             773
     1,000   Puget Sound Energy, Inc.                                   6.97         6/01/2067           1,038
       725   Wisconsin Energy Corp.                                     6.25         5/15/2067             750
                                                                                                     ---------
                                                                                                         3,649
                                                                                                     ---------
             Total Utilities                                                                             5,144
                                                                                                     ---------
             Total Corporate Obligations(cost: $29,528)                                                 33,760
                                                                                                     ---------
             EURODOLLAR AND YANKEE OBLIGATIONS (3.0%)

             FINANCIALS (2.0%)
             -----------------
             DIVERSIFIED BANKS (0.9%)
     1,500   Barclays Bank plc                                          0.69 (d)             -(e)        1,042
     2,040   HSBC Bank plc                                              0.69 (d)             -(e)        1,408
       500   LBI hf, acquired 10/12/2007;
               cost $500 (a),(b),(c),(f)                                7.43                 -(e)            -
     1,000   Lloyds Bank plc                                            0.63 (d)             -(e)          682
                                                                                                     ---------
                                                                                                         3,132
                                                                                                     ---------
             LIFE & HEALTH INSURANCE (0.3%)
     1,000   Great-West Life & Annuity Insurance Capital, LP(a)         7.15         5/16/2046           1,040
                                                                                                     ---------
             MULTI-LINE INSURANCE (0.3%)
       800   ZFS Finance USA Trust V (a)                                6.50         5/09/2037             862
                                                                                                     ---------
             PROPERTY & CASUALTY INSURANCE (0.2%)
       750   QBE Capital Funding III Ltd. (a)                           7.25         5/24/2041             806
                                                                                                     ---------
             REGIONAL BANKS (0.0%)
     1,000   Glitnir Banki hf, acquired 9/11/2006 and
               10/18/2006; cost $1,017 (a),(b),(c),(f)                  7.45                 -(e)            -
                                                                                                     ---------
             REINSURANCE (0.3%)
       804   Swiss Re Capital I, LP (a)                                 6.85                 -(e)          863
                                                                                                     ---------
             Total Financials                                                                            6,703
                                                                                                     ---------
             MATERIALS (0.6%)
             ----------------
             COMMODITY CHEMICALS (0.3%)
     1,000   Braskem Finance Ltd.                                       6.45         2/03/2024           1,043
                                                                                                     ---------
             GOLD (0.3%)
     1,000   Kinross Gold Corp. (a)                                     5.95         3/15/2024           1,014
                                                                                                     ---------
             Total Materials                                                                             2,057
                                                                                                     ---------
             UTILITIES (0.4%)
             ----------------
             ELECTRIC UTILITIES (0.4%)
       650   Electricite De France S.A. (a)                             5.25                 -(e)          665
       500   Enel S.p.A. (a)                                            8.75         9/24/2073             577
                                                                                                     ---------
                                                                                                         1,242
                                                                                                     ---------
             Total Utilities                                                                             1,242
                                                                                                     ---------
             Total Eurodollar and Yankee Obligations(cost: $10,430)                                     10,002
                                                                                                     ---------

================================================================================

13  | USAA First Start Growth Fund

================================================================================

PRINCIPAL                                                                                               MARKET
AMOUNT                                                                 COUPON                            VALUE
(000)        SECURITY                                                    RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------------
             COLLATERALIZED MORTGAGE OBLIGATIONS (0.3%)

             FINANCIALS (0.3%)
             -----------------
$    1,119   Structured Asset Mortgage Investments, Inc.
               (cost: $996)                                             0.65% (d)    7/19/2035       $     997
                                                                                                     ---------
             COMMERCIAL MORTGAGE SECURITIES (5.5%)

             FINANCIALS (5.5%)
             -----------------
             COMMERCIAL MORTGAGE-BACKED SECURITIES (5.5%)
       500   Banc of America Commercial Mortgage, Inc.                  5.95         5/10/2045             532
       400   Banc of America Commercial Mortgage, Inc.                  5.46         9/10/2045             427
     1,000   Banc of America Commercial Mortgage, Inc.                  5.35         9/10/2047           1,037
       500   Banc of America Commercial Mortgage, Inc.                  6.46         2/10/2051             543
     1,000   Bear Stearns Commercial Mortgage Securities,
               Inc. (a)                                                 5.66         9/11/2041             980
       500   Bear Stearns Commercial Mortgage Securities,
               Inc.                                                     4.99         9/11/2042             521
       530   Citigroup Commercial Mortgage Trust                        5.97         3/15/2049             553
     1,000   GE Capital Commercial Mortgage Corp.                       5.61        12/10/2049           1,053
       500   GMAC Commercial Mortgage Securities, Inc.                  4.97        12/10/2041             510
       250   GMAC Commercial Mortgage Securities, Inc.                  4.98        12/10/2041             247
     1,000   GS Mortgage Securities Corp. II                            5.76         4/10/2038           1,025
     1,000   GS Mortgage Securities Corp. II                            4.78         7/10/2039           1,024
     1,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                         5.04        10/15/2042           1,032
       690   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                         5.57         4/15/2043             713
       500   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                         5.56        12/15/2044             526
       378   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                         5.56        12/15/2044             399
     1,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                         5.48         5/15/2045           1,063
       500   Merrill Lynch Mortgage Trust                               5.14         7/12/2038             520
       250   Merrill Lynch Mortgage Trust                               5.37         7/12/2038             249
       135   Merrill Lynch Mortgage Trust                               5.40         7/12/2038             128
       670   Merrill Lynch Mortgage Trust                               5.86         5/12/2039             684
       500   Merrill Lynch Mortgage Trust                               5.01        10/12/2041             505
     1,000   Merrill Lynch Mortgage Trust                               6.03         6/12/2050           1,042
     1,000   ML-CFC Commercial Mortgage Trust                           5.42         8/12/2048           1,067
       500   ML-CFC Commercial Mortgage Trust                           6.09         8/12/2049             522
     1,000   Wachovia Bank Commercial Mortgage Trust                    5.91         5/15/2043           1,062
                                                                                                     ---------
                                                                                                        17,964
                                                                                                     ---------
             Total Financials                                                                           17,964
                                                                                                     ---------
             Total Commercial Mortgage Securities(cost: $16,063)                                        17,964
                                                                                                     ---------
             U.S. TREASURY SECURITIES (4.6%)

             NOTES (4.6%)
             ------------
     4,970   1.63%, 8/15/2022                                                                            4,654
       390   1.63%, 11/15/2022                                                                             364
     2,000   1.75%, 5/15/2022                                                                            1,900
       170   2.00%, 2/15/2023                                                                              163
     1,000   2.75%, 11/15/2023                                                                           1,011
     7,000   2.75%, 2/15/2024                                                                            7,062
                                                                                                     ---------
             Total Notes                                                                                15,154
                                                                                                     ---------
             Total U.S. Treasury Securities(cost: $15,433)                                              15,154
                                                                                                     ---------
             Total Bonds (cost: $72,450)                                                                77,877
                                                                                                     ---------

================================================================================

                                                  Portfolio of Investments |  14

================================================================================

                                                                                                     MARKET
NUMBER                                                                                                VALUE
OF SHARES    SECURITY                                                                                 (000)
-----------------------------------------------------------------------------------------------------------
             MONEY MARKET INSTRUMENTS (2.3%)

             MONEY MARKET FUNDS (2.3%)
 7,672,648   State Street Institutional Liquid Reserve Fund, 0.07% (g)(cost: $7,673)              $   7,673
                                                                                                  ---------

             TOTAL INVESTMENTS (COST: $281,265)                                                   $ 327,139
                                                                                                  =========

($ IN 000s)                                                 VALUATION HIERARCHY
                                                            -------------------

                                                (LEVEL 1)        (LEVEL 2)        (LEVEL 3)
                                              QUOTED PRICES        OTHER         SIGNIFICANT
                                                IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                                 MARKETS        OBSERVABLE         INPUTS
                                              FOR IDENTICAL       INPUTS
ASSETS                                            ASSETS                                              TOTAL
-----------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                               $     167,337     $        --     $         --    $   167,337
  Preferred Stocks                                       --           3,291              765          4,056
  Exchange-Traded Funds:
    Domestic Exchange-Traded Funds                    1,084              --               --          1,084
    Foreign Exchange-Traded Funds                    69,112              --               --         69,112
Bonds:
  Corporate Obligations                                  --          32,965              795         33,760
  Eurodollar and Yankee Obligations                      --          10,002               --         10,002
  Collateralized Mortgage Obligations                    --             997               --            997
  Commercial Mortgage Securities                         --          17,964               --         17,964
  U.S. Treasury Securities                           15,154              --               --         15,154
Money Market Instruments:
  Money Market Funds                                  7,673              --               --          7,673
-----------------------------------------------------------------------------------------------------------
Total                                         $     260,360     $    65,219     $      1,560    $   327,139
-----------------------------------------------------------------------------------------------------------

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                            Preferred Stocks         Corporate Obligations
----------------------------------------------------------------------------------------------------------
Balance as of July 31, 2013                                             $765                            $3
Purchases                                                                  -                             7
Sales                                                                      -                             -
Transfers into Level 3                                                     -                           795
Transfers out of Level 3                                                   -                             -
Net realized gain (loss) on investments                                    -                             -
Change in net unrealized appreciation/depreciation of
investments                                                                -                           (10)
----------------------------------------------------------------------------------------------------------
Balance as of April 30, 2014                                            $765                          $795
----------------------------------------------------------------------------------------------------------

For the period of August 1, 2013, through April 30, 2014, a corporate bond with a fair value of $795,000 was transferred from Level 2 to Level 3. Due to an assessment of events at the end of the reporting period, this security had a single broker quote provided to the Fund's pricing service. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

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15  | USAA First Start Growth Fund

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NOTES TO PORTFOLIO OF INVESTMENTS

April 30, 2014 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this quarterly report pertains only to the USAA First Start Growth Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the

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16  | USAA First Start Growth Fund

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calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager, an affiliate of the Fund, and the Fund's subadviser(s), if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser(s) has agreed to notify the Manager of significant events it identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost, which approximates market value.

7. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

8. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

9. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser(s), if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may

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17  | USAA First Start Growth Fund

================================================================================

not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain preferred stocks, which are valued based on methods discussed in Note A1, and certain bonds, which are valued based on methods discussed in Note A5.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Board. The valuation of some securities falling in the Level 3 category are primarily supported by discounted prior tender offer or quoted prices obtained from broker-dealers participating in the market for these securities. However, these securities are included in the Level 3 category due to limited market transparency and or a lack of corroboration to support the quoted prices.

Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio

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                                         Notes to Portfolio of Investments |  18

================================================================================

manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade. The Fund's derivative agreements held during the period ended April 30, 2014, did not include master netting provisions.

OPTIONS TRANSACTIONS -- The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities, ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying instrument at a specified price during a specified period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

Premiums paid for purchased options are recorded as an investment. If a purchased option expires unexercised, the premium paid is recognized as a realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the premium paid. If a purchased put option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid.

Premiums received from writing options are recorded as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium received. If a written put option on a security is exercised, the cost of the security acquired is the exercise price paid less the premium received. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

In an attempt to reduce the Fund's volatility over time, the Fund may implement a strategy that involves purchasing and selling options on indexes or ETFs that represent the fund's exposure against a highly correlated stock portfolio. The combination of the diversified stock portfolio with index or ETF options is designed to provide the Fund with consistent returns over a wide range of equity market environments. This strategy may not fully protect the Fund against declines in the portfolio's value, and the Fund could experience a loss. Options on ETFs are similar to options on individual securities in that the holder of the ETF call (or put) has the right to receive (or sell) shares of the underlying ETF at the strike price on or before exercise date. Options on securities indexes are different from options on individual securities in that the holder of the index option has the right to receive an amount of cash equal to the difference between the exercise price and the settlement value of the underlying index as defined by the exchange. If an index option is exercised, the realized gain or loss is determined by the exercise price, the settlement value, and the premium amount paid or received.

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19  | USAA First Start Growth Fund

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D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery
and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

E. As of April 30, 2014, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of April 30, 2014, were $49,712,000 and $3,838,000, respectively, resulting in net unrealized appreciation of $45,874,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $328,168,000 at April 30, 2014, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 23.6% of net assets at April 30, 2014.

The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

CATEGORIES AND DEFINITIONS

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES -- Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

EURODOLLAR AND YANKEE OBLIGATIONS -- Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

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                                         Notes to Portfolio of Investments |  20

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PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

REIT      Real estate investment trust

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(b) Security was fair valued at April 30, 2014, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $1,560,000, which represented 0.5% of net assets of the Fund.
(c) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at April 30, 2014, was $125,000, which represented less than 0.1% of the Fund's net assets.
(d) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at April 30, 2014.
(e) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(f) Currently the issuer is in default with respect to interest and/or principal payments.
(g) Rate represents the money market fund annualized seven-day yield at April 30, 2014.
*    Non-income-producing security.

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21  | USAA First Start Growth Fund

ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.



                              SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended April 30, 2014

By:      /S/ DANIEL J. MAVICO
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     06/24/2014
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     06/24/2014
         ------------------------------


By:      /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     06/24/2014
         ------------------------------